Investments - Investment in associated companies (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Investment in associated companies
Investment in associated companies	$ 74,844	$ 73,318
National Rural Utilities Cooperative Finance Corporation (CFC)
Investment in associated companies
Investment in associated companies	24,080	24,065
CT Parts, LLC
Investment in associated companies
Investment in associated companies	6,554	7,175
Georgia Transmission Corporation
Investment in associated companies
Investment in associated companies	33,943	32,106
Georgia System Operations Corporation
Investment in associated companies
Investment in associated companies	7,500	7,000
Other
Investment in associated companies
Investment in associated companies	$ 2,767	$ 2,972